                           CLASS A, B AND C SHARES OF:

                          AIM EUROPEAN DEVELOPMENT FUND

                         Supplement dated April 16, 1999
                      to the Prospectus dated March 1, 1999


Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are:

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

         o T. Bradley Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997, he was a member of the Goldman Sachs & Co. international equity sales team."

                           CLASS A, B AND C SHARES OF:

                        AIM GLOBAL AGGRESSIVE GROWTH FUND

                         Supplement dated April 16, 1999
                      To the Prospectus dated March 1, 1999

Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

         o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

         o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1990.

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990.

         o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty."

                           CLASS A, B AND C SHARES OF:

                             AIM GLOBAL GROWTH FUND

                         Supplement dated April 16, 1999
                      to the Prospectus dated March 1, 1999


Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are:

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1989.

         o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1994 and has been associated with the advisor and/or its affiliates since 1986.

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, she was Senior Financial Analyst for Shell Oil Co. Pension Trust.

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

         o Bradley T. Conger, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997. From 1993 to 1997 he was a member of the Goldman Sachs & Co. international equity sales team."

                           CLASS A, B AND C SHARES OF:

                          AIM INTERNATIONAL EQUITY FUND

                         Supplement dated April 16, 1999
                      To the Prospectus dated March 1, 1999

Effective April 16, 1999, the following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

         o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since its inception in 1992 and has been associated with the advisor and/or its affiliates since 1989.

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990."

         o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty."